Condensed Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Stock and unit-based expense	$ 1,624	$ 178	$ 2,246	$ 383